ACCOUNTS RECEIVABLE AND OTHER - Schedule Of Change In Balance Of Timberlands And Other Agricultural Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 333
Additions	77	$ 21
Disposals, Sustainable Resources	(270)	0
Fair value adjustments	12	42
Decrease due to harvest	(39)	(89)
Foreign currency changes	(4)	$ (31)
Balance, end of year	$ 109